================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21420

                           Metropolitan Series Fund II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               501 Boylston Street
                           Boston, Massachusetts 02116
                     ---------------------------------------
                     (Address of Principal Executive Office)

                             JAMES L. LIPSCOMB, ESQ.
                   Executive Vice President & General Counsel
                               MetLife Group, Inc.
                                One MetLife Plaza
                            27-01 Queens Plaza North
                        Long Island City, New York 11101
                     ---------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                              THOMAS M. LENZ, ESQ.
                              MetLife Advisers, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116

Registrant's telephone number, including area code: 617-578-3104

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2004 to June 30, 2004

        Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act"):

                                                    METROPOLITAN SERIES FUND II

                                                              SEMIANNUAL REPORT
                                                                  JUNE 30, 2004

[PHOTO]

Rainbow


[LOGO] MetLife/R/

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--99.8% OF TOTAL NET ASSETS

                                                            VALUE
           SHARES                                          (NOTE 1)
           ----------------------------------------------------------

                   AEROSPACE & DEFENSE--1.9%
               689 General Dynamics Corp................ $     68,418
               406 Goodrich Corp........................       13,126
             2,969 Honeywell International, Inc.........      108,755
             1,552 Lockheed Martin Corp.................       80,828
             1,244 Northrop Grumman Corp................       66,803
             1,548 Raytheon Co..........................       55,372
               613 Rockwell Collins, Inc................       20,425
             2,915 The Boeing Co........................      148,927
             1,777 United Technologies Corp.............      162,560
                                                         ------------
                                                              725,214
                                                         ------------

                   AIR FREIGHT & COURIERS--1.0%
             1,033 FedEx Corp...........................       84,386
               226 Ryder System, Inc....................        9,056
             3,898 United Parcel Service, Inc. (Class B)      293,012
                                                         ------------
                                                              386,454
                                                         ------------

                   AIRLINES--0.1%
               430 Delta Air Lines, Inc.................        3,061
             2,732 Southwest Airlines Co................       45,816
                                                         ------------
                                                               48,877
                                                         ------------

                   AUTO COMPONENTS--0.2%
               256 Cooper Tire & Rubber Co..............        5,888
               515 Dana Corp............................       10,094
             1,937 Delphi Corp..........................       20,687
               657 Johnson Controls, Inc................       35,071
               606 The Goodyear Tire & Rubber Co........        5,509
               447 Visteon Corp.........................        5,216
                                                         ------------
                                                               82,465
                                                         ------------

                   AUTOMOBILES--0.7%
             6,330 Ford Motor Co........................       99,064
             1,952 General Motors Corp..................       90,944
             1,021 Harley-Davidson, Inc.................       63,241
                                                         ------------
                                                              253,249
                                                         ------------

                   BEVERAGES--2.6%
               129 Adolph Coors Co. (Class B)...........        9,332
             2,781 Anheuser-Busch Cos., Inc.............      150,174
               420 Brown-Forman Corp. (Class B).........       20,273
             1,625 Coca-Cola Enterprises, Inc...........       47,109
               890 Pepsi Bottling Group, Inc............       27,181
             5,903 PepsiCo, Inc.........................      318,054
             8,422 The Coca-Cola Co.....................      425,142
                                                         ------------
                                                              997,265
                                                         ------------

                   BIOTECHNOLOGY--1.2%
             4,397 Amgen, Inc. (b)......................      239,944
             1,175 Biogen Idec, Inc. (b)................       74,319
               653 Chiron Corp. (b).....................       29,150
               783 Genzyme Corp. (b)....................       37,059

                                                              VALUE
         SHARES                                              (NOTE 1)
         --------------------------------------------------------------

                 BIOTECHNOLOGY--(CONTINUED)
             739 Gilead Sciences, Inc. (b)................ $     49,513
             860 MedImmune, Inc. (b)......................       20,124
                                                           ------------
                                                                450,109
                                                           ------------

                 BUILDING PRODUCTS--0.2%
             744 American Standard Cos., Inc. (b).........       29,991
           1,514 Masco Corp...............................       47,206
                                                           ------------
                                                                 77,197
                                                           ------------

                 CAPITAL MARKETS--3.4%
           1,263 E*TRADE Financial Corp. (b)..............       14,082
             374 Federated Investors, Inc. (Class B)......       11,347
             864 Franklin Resources, Inc..................       43,269
           7,200 J.P. Morgan Chase & Co...................      279,144
             827 Janus Capital Group, Inc.................       13,637
             958 Lehman Brothers Holdings, Inc............       72,090
           1,468 Mellon Financial Corp....................       43,056
           3,323 Merrill Lynch & Co., Inc.................      179,376
           3,801 Morgan Stanley...........................      200,579
             762 Northern Trust Corp......................       32,217
           1,162 State Street Corp........................       56,985
             438 T. Rowe Price Group, Inc.................       22,075
           2,688 The Bank of New York Co., Inc............       79,242
             363 The Bear Stearns Cos., Inc...............       30,605
           4,719 The Charles Schwab Corp..................       45,350
           1,669 The Goldman Sachs Group, Inc.............      157,153
                                                           ------------
                                                              1,280,207
                                                           ------------

                 CHEMICALS--1.5%
             786 Air Products & Chemicals, Inc............       41,226
           3,459 E. I. du Pont de Nemours & Co............      153,649
             268 Eastman Chemical Co......................       12,390
             888 Ecolab, Inc..............................       28,150
             429 Engelhard Corp...........................       13,861
             175 Great Lakes Chemical Corp................        4,735
             380 Hercules, Inc............................        4,632
             326 International Flavours & Fragrances, Inc.       12,192
             918 Monsanto Co..............................       35,343
             593 PPG Industries, Inc......................       37,056
           1,124 Praxair, Inc.............................       44,859
             775 Rohm & Haas Co...........................       32,224
             239 Sigma-Aldrich Corp.......................       14,247
           3,237 The Dow Chemical Co......................      131,746
                                                           ------------
                                                                566,310
                                                           ------------

                 COMMERCIAL BANKS--6.0%
           1,218 AmSouth Bancorp..........................       31,022
           7,050 Bank of America Corp.....................      596,571
           3,879 Bank One Corp............................      197,829
           1,940 BB&T Corp................................       71,722
             774 Charter One Financial, Inc...............       34,203
             599 Comerica, Inc............................       32,873
           1,946 Fifth Third Bancorp......................      104,656

                See accompanying notes to financial statements.

                                    MSFII-1

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
           SHARES                                         (NOTE 1)
           ------------------------------------------------------------

                   COMMERCIAL BANKS--(CONTINUED)
               429 First Horizon National Corp......... $     19,507
               793 Huntington Bancshares, Inc..........       18,160
             1,419 KeyCorp.............................       42,414
               410 M&T Bank Corp.......................       35,793
               768 Marshall & Ilsley Corp..............       30,021
             2,337 National City Corp..................       81,818
               598 North Fork Bancorp., Inc............       22,754
               975 PNC Financial Services Group, Inc...       51,753
               759 Regions Financial Corp..............       27,741
             1,140 SouthTrust Corp.....................       44,243
               977 SunTrust Banks, Inc.................       63,495
             1,053 Synovus Financial Corp..............       26,662
             6,553 U.S. Bancorp........................      180,601
               657 Union Planters Corp.................       19,585
             4,546 Wachovia Corp.......................      202,297
             5,835 Wells Fargo & Co....................      333,937
               310 Zions Bancorp.......................       19,050
                                                        ------------
                                                           2,288,707
                                                        ------------

                   COMMERCIAL SERVICES & SUPPLIES--1.1%
             1,097 Allied Waste Industries, Inc. (b)...       14,458
               611 Apollo Group, Inc. (Class A) (b)....       53,945
               382 Avery Dennison Corp.................       24,452
             3,526 Cendant Corp........................       86,316
               592 Cintas Corp.........................       28,221
               172 Deluxe Corp.........................        7,482
               473 Equifax, Inc........................       11,707
               605 H&R Block, Inc......................       28,846
               405 Monster Worldwide, Inc. (b).........       10,417
               799 Pitney Bowes, Inc...................       35,356
               751 R.R. Donnelley & Sons Co............       24,798
               593 Robert Half International, Inc......       17,654
             2,007 Waste Management, Inc...............       61,514
                                                        ------------
                                                             405,166
                                                        ------------

                   COMMUNICATIONS EQUIPMENT--3.0%
             2,796 ADC Telecommunications, Inc. (b)....        7,941
               555 Andrew Corp. (b)....................       11,106
             1,534 Avaya, Inc. (b).....................       24,222
             1,962 CIENA Corp. (b).....................        7,299
            23,379 Cisco Systems, Inc. (b).............      554,082
               676 Comverse Technology, Inc. (b).......       13,479
             4,744 Corning, Inc. (b)...................       61,957
             4,979 JDS Uniphase Corp. (b)..............       18,870
            14,818 Lucent Technologies, Inc. (b).......       56,012
             8,105 Motorola, Inc.......................      147,916
               322 QLogic Corp. (b)....................        8,562
             2,802 QUALCOMM, Inc.......................      204,490
               529 Scientific-Atlanta, Inc.............       18,251
             1,437 Tellabs, Inc. (b)...................       12,559
                                                        ------------
                                                           1,146,746
                                                        ------------

                                                                 VALUE
         SHARES                                                 (NOTE 1)
         --------------------------------------------------------------------

                    COMPUTERS & PERIPHERALS--3.5%
           1,314    Apple Computer, Inc. (b)................. $     42,758
           8,724    Dell, Inc. (b)...........................      312,494
           8,450    EMC Corp. (b)............................       96,330
           1,287    Gateway, Inc. (b)........................        5,791
          10,543    Hewlett-Packard Co.......................      222,457
           5,828    International Business Machines Corp.....      513,738
             450    Lexmark International, Inc. (Class A) (b)       43,438
             327    NCR Corp. (b)............................       16,216
           1,201    Network Appliance, Inc. (b)..............       25,858
          11,500    Sun Microsystems, Inc. (b)...............       49,910
                                                              ------------
                                                                 1,328,990
                                                              ------------

                    CONSTRUCTION & ENGINEERING--0.0%
             287    Fluor Corp...............................       13,681
                                                              ------------

                    CONSTRUCTION MATERIALS--0.0%
             353    Vulcan Materials Co......................       16,785
                                                              ------------

                    CONSUMER FINANCE--1.3%
           4,419    American Express Co......................      227,049
             829    Capital One Financial Corp...............       56,687
           4,418    MBNA Corp................................      113,940
           1,006    Providian Financial Corp. (b)............       14,758
           1,518    SLM Corp.................................       61,403
                                                              ------------
                                                                   473,837
                                                              ------------

                    CONTAINERS & PACKAGING--0.2%
             195    Ball Corp................................       14,050
             369    Bemis Co., Inc...........................       10,424
             529    Pactiv Corp. (b).........................       13,193
             292    Sealed Air Corp. (b).....................       15,555
             192    Temple-Inland, Inc.......................       13,296
                                                              ------------
                                                                    66,518
                                                              ------------

                    DISTRIBUTORS--0.1%
             603    Genuine Parts Co.........................       23,927
                                                              ------------

                    DIVERSIFIED FINANCIAL SERVICES--2.4%
          17,882    Citigroup, Inc...........................      831,513
             518    Moody's Corp.............................       33,494
           1,104    Principal Financial Group, Inc...........       38,397
                                                              ------------
                                                                   903,404
                                                              ------------

                    DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
           1,066    ALLTEL Corp..............................       53,961
           2,745    AT&T Corp................................       40,159
           6,342    BellSouth Corp...........................      166,287
             480    CenturyTel, Inc..........................       14,419
             993    Citizens Communications Co...............       12,015
           6,169    Qwest Communications International, Inc..       22,147
          11,451    SBC Communications, Inc..................      277,687
           4,931    Sprint Corp. (FON Group).................       86,786
           9,579    Verizon Communications, Inc..............      346,664
                                                              ------------
                                                                 1,020,125
                                                              ------------

                See accompanying notes to financial statements.

                                    MSFII-2

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                              VALUE
         SHARES                                              (NOTE 1)
         -----------------------------------------------------------------

                  ELECTRIC UTILITIES--1.9%
             439  Allegheny Energy, Inc................... $      6,765
             632  Ameren Corp.............................       27,151
           1,368  American Electric Power Co., Inc........       43,776
           1,062  CenterPoint Energy, Inc.................       12,213
             622  Cinergy Corp............................       23,636
             565  CMS Energy Corp.........................        5,158
             833  Consolidated Edison, Inc................       33,120
             600  DTE Energy Co...........................       24,324
           1,126  Edison International....................       28,792
             796  Entergy Corp............................       44,584
           2,285  Exelon Corp.............................       76,068
           1,140  FirstEnergy Corp........................       42,647
             639  FPL Group, Inc..........................       40,864
             554  KeySpan Corp............................       20,332
             910  NiSource, Inc...........................       18,764
           1,449  PG&E Corp...............................       40,485
             316  Pinnacle West Capital Corp..............       12,763
             615  PPL Corp................................       28,229
             853  Progress Energy, Inc....................       37,575
             651  TECO Energy, Inc........................        7,805
           2,550  The Southern Co.........................       74,333
           1,120  TXU Corp................................       45,371
           1,380  Xcel Energy, Inc........................       23,060
                                                           ------------
                                                                717,815
                                                           ------------

                  ELECTRICAL EQUIPMENT--0.4%
             692  American Power Conversion Corp..........       13,598
             320  Cooper Industries, Ltd. (Class A).......       19,011
           1,459  Emerson Electric Co.....................       92,719
             289  Power-One, Inc. (b).....................        3,173
             643  Rockwell Automation, Inc................       24,119
             203  Thomas & Betts Corp.....................        5,528
                                                           ------------
                                                                158,148
                                                           ------------

                  ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
           1,664  Agilent Technologies, Inc. (b)..........       48,722
             694  Jabil Circuit, Inc. (b).................       17,475
             655  Molex, Inc..............................       21,013
             441  PerkinElmer, Inc........................        8,838
           1,801  Sanmina-SCI Corp. (b)...................       16,389
           3,324  Solectron Corp. (b).....................       21,506
             810  Symbol Technologies, Inc................       11,939
             292  Tektronix, Inc..........................        9,934
             573  Thermo Electron Corp. (b)...............       17,614
             413  Waters Corp. (b)........................       19,733
                                                           ------------
                                                                193,163
                                                           ------------

                  ENERGY EQUIPMENT & SERVICES--0.9%
           1,152  Baker Hughes, Inc.......................       43,373
             556  BJ Services Co. (b).....................       25,487
           1,522  Halliburton Co..........................       46,056
             514  Nabors Industries, Ltd. (b).............       23,243
             466  Noble Corp. (b).........................       17,657
             365  Rowan Cos., Inc.........................        8,880

                                                            VALUE
          SHARES                                           (NOTE 1)
          --------------------------------------------------------------

                  ENERGY EQUIPMENT & SERVICES--(CONTINUED)
            2,037 Schlumberger, Ltd..................... $    129,370
            1,109 Transocean, Inc. (b) (c)..............       32,094
                                                         ------------
                                                              326,160
                                                         ------------

                  FOOD & STAPLES RETAILING--3.3%
            1,271 Albertson's, Inc......................       33,732
            1,587 Costco Wholesale Corp.................       65,178
            1,374 CVS Corp..............................       57,736
            1,543 Safeway, Inc. (b).....................       39,100
              466 Supervalu, Inc........................       14,264
            2,211 Sysco Corp............................       79,309
            2,567 The Kroger Co. (b)....................       46,719
           14,830 Wal-Mart Stores, Inc..................      782,431
            3,543 Walgreen Co...........................      128,292
              491 Winn-Dixie Stores, Inc................        3,535
                                                         ------------
                                                            1,250,296
                                                         ------------

                  FOOD PRODUCTS--1.2%
            2,247 Archer-Daniels-Midland Co.............       37,705
            1,421 Campbell Soup Co......................       38,196
            1,827 ConAgra Foods, Inc....................       49,475
            1,307 General Mills, Inc....................       62,122
            1,217 H.J. Heinz Co.........................       47,706
              897 Hershey Foods Corp....................       41,504
            1,420 Kellogg Co............................       59,427
              475 McCormick & Co., Inc..................       16,150
            2,732 Sara Lee Corp.........................       62,809
              777 Wm. Wrigley Jr. Co....................       48,990
                                                         ------------
                                                              464,084
                                                         ------------

                  GAS UTILITIES--0.0%
              152 Nicor, Inc............................        5,163
              130 Peoples Energy Corp...................        5,480
                                                         ------------
                                                               10,643
                                                         ------------

                  HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
              697 Applera Corp..........................       15,160
              183 Bausch & Lomb, Inc....................       11,908
            2,119 Baxter International, Inc.............       73,127
              876 Becton, Dickinson & Co................       45,377
              880 Biomet, Inc...........................       39,107
            2,887 Boston Scientific Corp. (b)...........      123,563
              361 C.R. Bard, Inc........................       20,451
            1,085 Guidant Corp..........................       60,630
              539 Hospira, Inc. (b).....................       14,876
            4,192 Medtronic, Inc........................      204,234
              171 Millipore Corp........................        9,639
              609 St. Jude Medical, Inc. (b)............       46,071
            1,384 Stryker Corp..........................       76,120
              844 Zimmer Holdings, Inc. (b).............       74,441
                                                         ------------
                                                              814,704
                                                         ------------

                See accompanying notes to financial statements.

                                    MSFII-3

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                     VALUE
    SHARES                                                          (NOTE 1)
    -----------------------------------------------------------------------------

              HEALTH CARE PROVIDERS & SERVICES--2.0%
        527   Aetna, Inc......................................... $     44,795
        388   AmerisourceBergen Corp.............................       23,195
        480   Anthem, Inc. (b)...................................       42,989
      1,488   Cardinal Health, Inc...............................      104,234
      1,581   Caremark Rx, Inc. (b)..............................       52,078
        489   CIGNA Corp.........................................       33,648
        270   Express Scripts, Inc. (Class A) (b)................       21,392
      1,679   HCA, Inc...........................................       69,830
        840   Health Management Associates, Inc. (Class A).......       18,833
        558   Humana, Inc........................................        9,430
        812   IMS Health, Inc....................................       19,033
        307   Manor Care, Inc....................................       10,033
      1,012   McKesson Corp......................................       34,742
        937   Medco Health Solutions, Inc. (b)...................       35,138
        358   Quest Diagnostics, Inc.............................       30,412
      1,609   Tenet Healthcare Corp. (b).........................       21,577
      2,130   UnitedHealth Group, Inc............................      132,592
        538   WellPoint Health Networks, Inc. (b)................       60,261
                                                                  ------------
                                                                       764,212
                                                                  ------------

              HOTELS, RESTAURANTS & LEISURE--1.3%
      2,188   Carnival Corp......................................      102,836
        556   Darden Restaurants, Inc............................       11,426
        390   Harrah's Entertainment, Inc........................       21,099
      1,325   Hilton Hotels Corp.................................       24,724
      1,206   International Game Technology......................       46,552
        782   Marriott International, Inc. (Class A).............       39,006
      4,353   McDonald's Corp....................................      113,178
      1,371   Starbucks Corp. (b)................................       59,611
        716   Starwood Hotels & Resorts Worldwide, Inc. (Class B)       32,113
        394   Wendy's International, Inc.........................       13,727
      1,001   Yum! Brands, Inc...................................       37,257
                                                                  ------------
                                                                       501,529
                                                                  ------------

              HOUSEHOLD DURABLES--0.5%
        274   Black & Decker Corp................................       17,024
        427   Centex Corp........................................       19,535
        506   Fortune Brands, Inc................................       38,168
        162   KB Home............................................       11,118
        663   Leggett & Platt, Inc...............................       17,709
        272   Maytag Corp........................................        6,667
        950   Newell Rubbermaid, Inc.............................       22,325
        438   Pulte Homes, Inc...................................       22,789
        201   Snap-On, Inc.......................................        6,743
        282   The Stanley Works..................................       12,854
        239   Whirlpool Corp.....................................       16,395
                                                                  ------------
                                                                       191,327
                                                                  ------------

              HOUSEHOLD PRODUCTS--2.0%
      1,840   Colgate-Palmolive Co...............................      107,548
      1,734   Kimberly-Clark Corp................................      114,236
        734   The Clorox Co......................................       39,474
      8,890   The Procter & Gamble Co............................      483,972
                                                                  ------------
                                                                       745,230
                                                                  ------------

                                                                    VALUE
     SHARES                                                        (NOTE 1)
     ------------------------------------------------------------------------

                IT SERVICES--1.2%
         470    Affiliated Computer Services, Inc. (Class A) (b) $     24,882
       2,042    Automatic Data Processing, Inc..................       85,519
         649    Computer Sciences Corp. (b).....................       30,133
         495    Convergys Corp. (b).............................        7,623
       1,674    Electronic Data Systems Corp....................       32,057
       3,017    First Data Corp.................................      134,317
         674    Fiserv, Inc. (b)................................       26,212
       1,306    Paychex, Inc....................................       44,247
         481    Sabre Holdings Corp. (Class A)..................       13,328
       1,003    SunGard Data Systems, Inc. (b)..................       26,078
       1,152    Unisys Corp.....................................       15,990
                                                                 ------------
                                                                      440,386
                                                                 ------------

                INDUSTRIAL CONGLOMERATES--4.4%
       2,705    3M Co...........................................      243,477
      36,494    General Electric Co.............................    1,182,405
         476    Textron, Inc....................................       28,251
       6,934    Tyco International, Ltd.........................      229,793
                                                                 ------------
                                                                    1,683,926
                                                                 ------------

                INSURANCE--4.5%
         979    ACE, Ltd........................................       41,392
       1,759    AFLAC, Inc......................................       71,785
         375    Ambac Financial Group, Inc......................       27,540
       9,019    American International Group, Inc...............      642,874
       1,089    Aon Corp........................................       31,004
         581    Cincinnati Financial Corp.......................       25,285
       1,010    Hartford Financial Services Group, Inc..........       69,427
         484    Jefferson-Pilot Corp............................       24,587
         617    Lincoln National Corp...........................       29,153
         642    Loews Corp......................................       38,494
       1,809    Marsh & McLennan Cos., Inc......................       82,092
         499    MBIA, Inc.......................................       28,503
       2,588    MetLife, Inc....................................       92,780
       1,819    Prudential Financial, Inc.......................       84,529
         482    Safeco Corp.....................................       21,208
       2,430    The Allstate Corp...............................      113,117
         656    The Chubb Corp..................................       44,726
         752    The Progressive Corp............................       64,146
       2,307    The St. Paul Travelers Cos., Inc................       93,526
         385    Torchmark, Inc..................................       20,713
       1,024    UnumProvident Corp..............................       16,282
         478    XL Capital, Ltd. (Class A)......................       36,070
                                                                 ------------
                                                                    1,699,233
                                                                 ------------

                INTERNET & CATALOG RETAIL--0.6%
       2,273    eBay, Inc. (b)..................................      209,002
                                                                 ------------

                INTERNET SOFTWARE & SERVICES--0.4%
       4,656    Yahoo!, Inc. (b)................................      169,152
                                                                 ------------

                INVESTMENT COMPANY--2.7%
       9,000    SPDR Trust, Series 1............................    1,030,770
                                                                 ------------

                See accompanying notes to financial statements.

                                    MSFII-4

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
      SHARES                                                     (NOTE 1)
      ------------------------------------------------------------------------

                LEISURE EQUIPMENT & PRODUCTS--0.2%
          327   Brunswick Corp................................ $     13,342
          991   Eastman Kodak Co..............................       26,737
          609   Hasbro, Inc...................................       11,571
        1,460   Mattel, Inc...................................       26,645
                                                               ------------
                                                                     78,295
                                                               ------------

                MACHINERY--1.4%
        1,182   Caterpillar, Inc..............................       93,898
          206   Crane Co......................................        6,466
          149   Cummins, Inc..................................        9,313
        1,065   Danaher Corp..................................       55,220
          861   Deere & Co....................................       60,391
          703   Dover Corp....................................       29,596
          521   Eaton Corp....................................       33,730
        1,071   Illinois Tool Works, Inc......................      102,698
          599   Ingersoll-Rand Co., Ltd. (Class A)............       40,918
          320   ITT Industries, Inc...........................       26,560
          241   Navistar International Corp...................        9,341
          607   PACCAR, Inc...................................       35,200
          432   Pall Corp.....................................       11,314
          414   Parker Hannifin Corp..........................       24,616
                                                               ------------
                                                                    539,261
                                                               ------------

                MEDIA--3.5%
        2,124   Clear Channel Communications, Inc.............       78,482
        7,754   Comcast Corp. (Class A).......................      217,344
          283   Dow Jones & Co., Inc..........................       12,763
          942   Gannett Co., Inc..............................       79,929
          272   Knight-Ridder, Inc............................       19,584
          174   Meredith Corp.................................        9,563
          514   New York Times Co. (Class A)..................       22,981
          654   Omnicom Group, Inc............................       49,632
        1,448   The Interpublic Group of Cos., Inc. (b).......       19,881
          659   The McGraw-Hill Cos., Inc.....................       50,460
        7,096   The Walt Disney Co............................      180,877
       15,765   Time Warner, Inc. (b).........................      277,149
        1,133   Tribune Co....................................       51,597
        1,118   Univision Communications, Inc. (Class A) (b)..       35,698
        5,991   Viacom, Inc. (Class B)........................      213,998
                                                               ------------
                                                                  1,319,938
                                                               ------------

                METALS & MINING--0.7%
        3,006   Alcoa, Inc....................................       99,288
          281   Allegheny Technologies, Inc...................        5,072
          612   Freeport-McMoRan Copper & Gold, Inc. (Class B)       20,288
        1,532   Newmont Mining Corp...........................       59,380
          273   Nucor Corp....................................       20,956
          323   Phelps Dodge Corp.............................       25,036
          392   United States Steel Corp......................       13,767
          299   Worthington Industries, Inc...................        6,138
                                                               ------------
                                                                    249,925
                                                               ------------

                MULTI-UTILITIES--0.7%
        1,438   Calpine Corp. (b).............................        6,212
          583   Constellation Energy Group, Inc...............       22,096

                                                            VALUE
           SHARES                                          (NOTE 1)
           ----------------------------------------------------------

                   MULTI-UTILITIES--(CONTINUED)
             1,129 Dominion Resources, Inc.............. $     71,217
             3,163 Duke Energy Co.......................       64,177
             1,310 Dynegy, Inc. (Class A)...............        5,581
               818 Public Service Enterprise Group, Inc.       32,745
               794 Sempra Energy........................       27,337
             2,203 The AES Corp. (b)....................       21,876
                                                         ------------
                                                              251,241
                                                         ------------

                   MULTILINE RETAIL--1.0%
               398 Big Lots, Inc. (b)...................        5,755
               288 Dillard's, Inc. (Class A)............        6,422
             1,140 Dollar General Corp..................       22,298
               593 Family Dollar Stores, Inc............       18,039
               622 Federated Department Stores, Inc.....       30,540
               975 J.C. Penney Co., Inc.................       36,816
             1,179 Kohl's Corp. (b).....................       49,848
               481 Nordstrom, Inc.......................       20,496
               736 Sears Roebuck & Co...................       27,791
             3,159 Target Corp..........................      134,163
             1,005 The May Department Stores Co.........       27,628
                                                         ------------
                                                              379,796
                                                         ------------

                   OFFICE ELECTRONICS--0.1%
             2,767 Xerox Corp...........................       40,121
                                                         ------------

                   OIL & GAS--5.5%
               311 Amerada Hess Corp....................       24,628
               871 Anadarko Petroleum Corp..............       51,041
             1,125 Apache Corp..........................       48,994
               243 Ashland, Inc.........................       12,833
             1,372 Burlington Resources, Inc............       49,639
             3,700 ChevronTexaco Corp...................      348,207
             2,372 ConocoPhillips.......................      180,960
               829 Devon Energy Corp....................       54,714
             2,216 El Paso Corp.........................       17,462
               403 EOG Resources, Inc...................       24,063
            22,614 Exxon Mobil Corp.....................    1,004,288
               517 Kerr-McGee Corp......................       27,799
               429 Kinder Morgan, Inc...................       25,435
             1,194 Marathon Oil Corp....................       45,181
             1,353 Occidental Petroleum Corp............       65,499
               261 Sunoco, Inc..........................       16,605
             1,797 The Williams Cos., Inc...............       21,384
               911 Unocal Corp..........................       34,618
               445 Valero Energy Corp...................       32,823
                                                         ------------
                                                            2,086,173
                                                         ------------

                   PAPER & FOREST PRODUCTS--0.5%
               881 Georgia-Pacific Corp.................       32,579
             1,679 International Paper Co...............       75,051
               376 Louisiana-Pacific Corp...............        8,893
               697 MeadWestvaco Corp....................       20,485
               834 Weyerhaeuser Co......................       52,642
                                                         ------------
                                                              189,650
                                                         ------------

                See accompanying notes to financial statements.

                                    MSFII-5

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
       SHARES                                                 (NOTE 1)
       --------------------------------------------------------------------

               PERSONAL PRODUCTS--0.6%
           313 Alberto-Culver Co. (Class B)................ $     15,694
         1,632 Avon Products, Inc..........................       75,300
         3,470 The Gillette Co.............................      147,128
                                                            ------------
                                                                 238,122
                                                            ------------

               PHARMACEUTICALS--7.7%
         5,393 Abbott Laboratories.........................      219,819
           454 Allergan, Inc...............................       40,642
         6,723 Bristol-Myers Squibb Co.....................      164,714
         3,906 Eli Lilly & Co..............................      273,068
         1,279 Forest Laboratories, Inc. (b)...............       72,430
        10,265 Johnson & Johnson...........................      571,760
           834 King Pharmaceuticals, Inc. (b)..............        9,549
         7,684 Merck & Co., Inc............................      364,990
           928 Mylan Laboratories, Inc.....................       18,792
        26,385 Pfizer, Inc.................................      904,478
         5,089 Schering-Plough Corp........................       94,045
           376 Watson Pharmaceuticals, Inc. (b)............       10,114
         4,611 Wyeth.......................................      166,734
                                                            ------------
                                                               2,911,135
                                                            ------------

               REAL ESTATE--0.4%
           325 Apartment Investment & Management Co. (REIT)
                (Class A)..................................       10,117
         1,395 Equity Office Properties Trust (REIT).......       37,944
           969 Equity Residential (REIT)...................       28,808
           633 Plum Creek Timber Co., Inc. (REIT)..........       20,623
           627 ProLogis (REIT).............................       20,641
           720 Simon Property Group, Inc. (REIT)...........       37,023
                                                            ------------
                                                                 155,156
                                                            ------------

               ROAD & RAIL--0.4%
         1,282 Burlington Northern Santa Fe Corp...........       44,960
           742 CSX Corp....................................       24,315
         1,355 Norfolk Southern Corp.......................       35,935
           896 Union Pacific Corp..........................       53,267
                                                            ------------
                                                                 158,477
                                                            ------------

               SEMICONDUCTORS & EQUIPMENT--3.5%
         1,222 Advanced Micro Devices, Inc. (b)............       19,430
         1,294 Altera Corp. (b)............................       28,753
         1,300 Analog Devices, Inc.........................       61,204
         5,829 Applied Materials, Inc. (b).................      114,365
         1,077 Applied Micro Circuits Corp. (b)............        5,730
         1,086 Broadcom Corp. (Class A) (b)................       50,792
        22,365 Intel Corp..................................      617,274
           680 KLA-Tencor Corp. (b)........................       33,578
         1,070 Linear Technology Corp......................       42,233
         1,321 LSI Logic Corp. (b).........................       10,066
         1,114 Maxim Integrated Products, Inc. (b).........       58,396
         2,111 Micron Technology, Inc......................       32,319
         1,240 National Semiconductor Corp. (b)............       27,268
           511 Novellus Systems, Inc. (b)..................       16,066
           573 NVIDIA Corp. (b)............................       11,746

                                                             VALUE
          SHARES                                            (NOTE 1)
          ------------------------------------------------------------

                  SEMICONDUCTORS & EQUIPMENT--(CONTINUED)
              610 PMC-Sierra, Inc. (b)................... $      8,754
              670 Teradyne, Inc. (b).....................       15,209
            5,985 Texas Instruments, Inc.................      144,717
            1,200 Xilinx, Inc............................       39,972
                                                          ------------
                                                             1,337,872
                                                          ------------

                  SOFTWARE--4.4%
              826 Adobe Systems, Inc.....................       38,409
              392 Autodesk, Inc..........................       16,782
              770 BMC Software, Inc. (b).................       14,245
              588 Citrix Systems, Inc. (b)...............       11,972
            2,022 Computer Associates International, Inc.       56,737
            1,335 Compuware Corp. (b)....................        8,811
            1,047 Electronic Arts, Inc. (b)..............       57,114
              662 Intuit, Inc. (b).......................       25,540
              319 Mercury Interactive Corp. (b)..........       15,896
           37,325 Microsoft Corp.........................    1,066,002
            1,337 Novell, Inc. (b).......................       11,217
           17,963 Oracle Corp. (b).......................      214,299
              926 Parametric Technology Corp. (b)........        4,630
            1,261 PeopleSoft, Inc. (b)...................       23,328
            1,737 Siebel Systems, Inc. (b)...............       18,551
            1,078 Symantec Corp. (b).....................       47,195
            1,493 VERITAS Software Corp. (b).............       41,356
                                                          ------------
                                                             1,672,084
                                                          ------------

                  SPECIALTY RETAIL--2.3%
              924 AutoNation, Inc. (b)...................       15,800
              288 AutoZone, Inc. (b).....................       23,069
            1,039 Bed Bath & Beyond, Inc. (b)............       39,950
            1,122 Best Buy Co., Inc......................       56,930
              303 Boise Cascade Corp.....................       11,405
              687 Circuit City Stores, Inc...............        8,897
            1,629 Limited Brands, Inc....................       30,462
            2,719 Lowe's Cos., Inc.......................      142,884
            1,081 Office Depot, Inc. (b).................       19,361
              556 RadioShack Corp........................       15,918
            1,720 Staples, Inc...........................       50,413
            3,112 The Gap, Inc...........................       75,466
            7,686 The Home Depot, Inc....................      270,547
              495 The Sherwin-Williams Co................       20,567
              506 Tiffany & Co...........................       18,646
            1,711 TJX Cos., Inc..........................       41,304
              739 Toys "R" Us, Inc. (b)..................       11,772
                                                          ------------
                                                               853,391
                                                          ------------

                  TEXTILES, APPAREL & LUXURY GOODS--0.3%
              436 Jones Apparel Group, Inc...............       17,213
              383 Liz Claiborne, Inc.....................       13,780
              913 NIKE, Inc. (Class B)...................       69,160
              207 Reebok International, Ltd..............        7,448
              380 VF Corp................................       18,506
                                                          ------------
                                                               126,107
                                                          ------------

                See accompanying notes to financial statements.

                                    MSFII-6

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
         SHARES                                                 (NOTE 1)
         --------------------------------------------------------------------

                    THRIFTS & MORTGAGE FINANCE--1.8%
             966    Countrywide Financial Corp............... $     67,862
           2,381    Federal Home Loan Mortgage Corp..........      150,717
           3,351    Federal National Mortgage Association....      239,127
             528    Golden West Financial Corp...............       56,153
             342    MGIC Investment Corp.....................       25,944
           1,057    Sovereign Bancorp, Inc...................       23,360
           2,991    Washington Mutual, Inc...................      115,572
                                                              ------------
                                                                   678,735
                                                              ------------

                    TOBACCO--1.0%
           7,091    Altria Group, Inc........................      354,905
             295    R.J. Reynolds Tobacco Holdings, Inc......       19,939
             572    UST, Inc.................................       20,592
                                                              ------------
                                                                   395,436
                                                              ------------

                    TRADING COMPANIES & DISTRIBUTORS--0.1%
             314    W.W. Grainger, Inc.......................       18,055
                                                              ------------

                    WIRELESS TELECOMMUNICATION SERVICES--0.6%
           9,430    AT&T Wireless Services, Inc. (b).........      135,038
           3,837    Nextel Communications, Inc. (Class A) (b)      102,294
                                                              ------------
                                                                   237,332
                                                              ------------
                    Total Common Stocks
                     (Identified Cost $37,086,821)...........   37,841,315
                                                              ------------
                    Total Investments--99.8%
                     (Identified Cost $37,086,821) (a).......   37,841,315
                    Other assets less liabilities............       76,885
                                                              ------------
                    TOTAL NET ASSETS--100%................... $ 37,918,200
                                                              ============

(a)Federal Tax Information:
   At June 30, 2004, the net unrealized appreciation on investments based on cost of $37,086,821 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost........ $ 1,933,739
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value........  (1,179,245)
                                                                -----------
    Net unrealized appreciation................................ $   754,494
                                                                ===========

(b)Non-Income Producing security.

Key to Abbreviations:
REIT--A Real Estate Investment Trust is a pooled investment vehicle which invests primarily in income-producing real estate or real estate related loans or interest.

                See accompanying notes to financial statements.

                                    MSFII-7

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

       ASSETS
         Investments at value........................         $37,841,315
         Cash........................................              93,345
         Receivable for:
          Securities sold............................              68,632
          Fund shares sold...........................              11,198
          Dividends and interest.....................              45,081
          Due from Investment Adviser................              72,778
                                                              -----------
           Total Assets..............................          38,132,349
       LIABILITIES
         Payable for:
          Fund shares redeemed....................... $16,527
          Securities purchased.......................  79,469
         Accrued expenses:
          Management fees............................   7,789
          Service and distribution fees..............  22,846
          Other expenses.............................  87,518
                                                      -------
           Total Liabilities.........................             214,149
                                                              -----------
       NET ASSETS....................................         $37,918,200
                                                              ===========
         Net assets consist of:
          Capital paid in............................         $36,948,567
          Undistributed net investment income........             190,018
          Accumulated net realized gains (losses)....              25,121
          Unrealized appreciation (depreciation) on
           investments...............................             754,494
                                                              -----------
       NET ASSETS....................................         $37,918,200
                                                              ===========
       Computation of offering price:
       Net asset value and redemption price per share
        ($37,918,200 divided by 3,684,814 shares
        outstanding).................................         $     10.29
                                                              ===========
       Identified cost of investments................         $37,086,821
                                                              ===========

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD JANUARY 2, 2004 (A) THROUGH
JUNE 30, 2004 (UNAUDITED)

       INVESTMENT INCOME
         Dividends...............................            $284,025(a)
         Interest................................               2,860
                                                             --------
                                                              286,885
       EXPENSES
         Management fees......................... $  43,244
         Service and distribution fees...........    43,244
         Directors' fees and expenses............    10,369
         Custodian...............................    45,850
         Audit and tax services..................    10,500
         Legal...................................    27,519
         Printing................................     1,000
         Registration............................    40,046
         Insurance...............................       637
         Miscellaneous...........................     1,359
                                                  ---------
         Total expenses before reductions........   223,768
         Expense reimbursements..................  (126,901)   96,867
                                                  ---------  --------
       NET INVESTMENT INCOME.....................             190,018
                                                             --------
       REALIZED AND UNREALIZED GAIN (LOSS)
       Realized gain (loss) on:
         Investments--net........................              25,121
       Unrealized appreciation (depreciation) on:
         Investments--net........................             754,494
                                                             --------
       Net gain (loss)...........................             779,615
                                                             --------
       NET INCREASE (DECREASE) IN NET ASSETS FROM
        OPERATIONS...............................            $969,633
                                                             ========

(a)Commencement of operations

                See accompanying notes to financial statements.

                                    MSFII-8

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                       FOR THE PERIOD
                                                                     JANUARY 2, 2004 (A)
                                                                           THROUGH
                                                                        JUNE 30, 2004
                                                                     -------------------
FROM OPERATIONS
  Net investment income.............................................     $   190,018
  Net realized gain (loss)..........................................          25,121
  Unrealized appreciation (depreciation)............................         754,494
                                                                         -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................         969,633
                                                                         -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.      36,848,567
                                                                         -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      37,818,200

NET ASSETS
  Beginning of the period...........................................         100,000
                                                                         -----------
  End of the period.................................................     $37,918,200
                                                                         ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period.................................................     $   190,018
                                                                         ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    FOR THE PERIOD
                                                                  JANUARY 2, 2004 (A)
                                                                        THROUGH
                                                                     JUNE 30, 2004
                                                               ------------------------
                                                                 SHARES          $
                                                               ----------  ------------
  Sales.......................................................  6,630,902  $ 67,034,531
  Redemptions................................................. (2,956,088)  (30,185,964)
                                                               ----------  ------------
  Increase (decrease) derived from capital share transactions.  3,674,814  $ 36,848,567
                                                               ==========  ============

(a)Commencement of operations.

                See accompanying notes to financial statements.

                                    MSFII-9

METROPOLITAN SERIES FUND II

 METLIFE STOCK INDEX PORTFOLIO II

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                               FOR THE PERIOD
                                                             JANUARY 2, 2004 (A)
                                                                   THROUGH
                                                                JUNE 30, 2004
                                                             -------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00
                                                                   -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income......................................          0.05
 Net realized and unrealized gain (loss) on investments.....          0.24
                                                                   -------
 Total from investment operations...........................          0.29
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.29
                                                                   =======
TOTAL RETURN (%)............................................           2.9(b)
Ratio of operating expenses to average net assets (%).......          0.56(c)
Ratio of net investment income to average net assets (%)....          1.09(c)
Portfolio turnover rate (%).................................            30(c)
Net assets, end of period (000).............................       $37,918
The ratios of operating expenses to average net assets
 without giving effect to the contractual expense agreement
 would have been (%)........................................          1.29(c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                   MSFII-10

METROPOLITAN SERIES FUND II

 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 2004--(UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES:

   Metropolitan Series Fund II (the "Fund") was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of one investment portfolio, the MetLife Stock Index Portfolio II (the "Portfolio"). Shares in the Fund are offered only to certain eligible qualified retirement plans and are not offered directly to the general public. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   INVESTMENT VALUATION:

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Trustees of the Fund (the "Board"). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

   Securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Portfolio's subadviser acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the Portfolio's subadviser and approved by the Board.

   The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

   Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

   REPURCHASE AGREEMENTS:

   The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% on all other repurchase agreements. The Portfolio's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   FUTURES CONTRACTS:

   The Portfolio may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection

                                   MSFII-11

METROPOLITAN SERIES FUND II
   with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio's obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

   ESTIMATES AND ASSUMPTIONS:

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   FEDERAL INCOME TAXES:

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

   The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital. These differences primarily relate to tax equalization, investments in mortgage backed securities and investments in foreign securities.

2. PURCHASES AND SALES:

   For the period ended June 30, 2004, purchases and sales of securities (excluding short-term investments) were $42,317,045 and $5,255,304, respectively.

3. EXPENSES:

   INVESTMENT MANAGEMENT AGREEMENTS:

   MetLife Advisers, LLC ("MetLife Advisers") is the investment adviser to the Portfolio. The Fund has entered into an investment management agreement with MetLife Advisers. For providing investment management services to the Fund, MetLife Advisers receives monthly compensation at the annual rate of 0.25% of average daily net assets. Fees earned by MetLife Advisers for the period ended June 30, 2004 were $38,055.

   Certain officers and directors of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

   Metropolitan Life Insurance Company ("Metropolitan Life") is the investment subadviser for the Portfolio. MetLife Advisers pays Metropolitan Life an investment subadvisory fee equal to the costs incurred by Metropolitan Life in providing subadvisory services to the Portfolio. Fees earned by Metropolitan Life for the period ended June 30, 2004 were $5,189.

   SERVICE AND DISTRIBUTION FEES:

   The Fund has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. Under the Distribution Plan, the Fund pays a fee to the Fund's distributor, State Street Research Investment Services, Inc. (the "Distributor"), which is used to compensate the Distributor (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Fund shares for promoting or selling and servicing the shares of the Portfolio. The fee under the Distribution Plan is calculated as a percentage of the Portfolio's average daily net assets. Currently, the fee is limited to 0.25% per year. Amounts paid by the Portfolio for the period ended June 30, 2004 are shown as Service and Distribution fees in the Statement of Operations.

                                   MSFII-12

METROPOLITAN SERIES FUND II

   EXPENSE AGREEMENT:

   Pursuant to an expense agreement relating to the Portfolio, MetLife Advisers has agreed to pay, until April 30, 2005, the operating expenses (not including amortization of expenses, brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.56% of the average daily net assets of the Portfolio. This subsidy is subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio's expenses fall below the stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred. MetLife Advisers reimbursed $126,901 of Fund expenses for the period ending June 30, 2004.

                                   MSFII-13

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 446-5763 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

   Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2004 is available (i) without charge, upon request, by calling (800) 446-5763 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

                                   MSFII-14

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On August 4, 2004, the Board of Trustees (the "Board," comprised of "Trustees") of the Fund established a Nominating Committee (the "Committee") of the Board. The Committee's purpose is to assist the Board in the selection of candidates who are not "interested persons" of the Fund (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) to serve on the Board as disinterested Trustees ("Independent Trustees"). In connection with the establishment of the Committee, also on August 4, 2004, the Board adopted, as Appendix A to the Committee's Charter, the "Procedures for Contract Owners and Shareholders to Submit Independent Director Nominee Candidates" (the "Procedures"). Under the Procedures, a shareholder of the Fund (a "Shareholder") can submit nominee recommendations for Board positions (each, a "Recommendation") for consideration by the Committee. Any Recommendation must be in writing and must be sent to the attention of the Fund's secretary. Because the Fund does not hold annual or other regular meetings of Shareholders for the purpose of electing Trustees, the Committee accepts Recommendations on a continuous basis. Any Recommendation must include: (i) a written statement setting forth (A) the candidate's name, age, date of birth, business address, residence address and nationality, (B) the number of shares, if any, of each Portfolio (and class) of such Fund owned of record or beneficially by the candidate, as reported to such Shareholder by the candidate, (C) any other information regarding the candidate called for with respect to director/trustee nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Fund), (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Independent Trustees pursuant to
Section 14 of the Exchange Act and the rules and regulations promulgated thereunder, and (E) information regarding the candidate that will be sufficient for the Fund to make a determination as to whether the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act); (ii) the written and signed consent of the candidate to be named as a nominee and to serve as an Independent Trustee if elected; (iii) the name of the recommending Shareholder as it appears on the Fund's books; (iv) the number of shares of each Portfolio (and class) of the Fund owned beneficially and of record by the recommending Shareholder; and (v) a description of all arrangements or understandings between the recommending Shareholder and the candidate and any other person or persons (including their names) pursuant to which the Recommendation is being made by the recommending Shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)     (1)     Not applicable.

        (2)     Certifications required by Rule 30a-2(a) under the Act.

        (3)     Not applicable.

(b)             Certification required by Rule 30a-2(b) under the Act.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         METROPOLITAN SERIES FUND II

                                         By:    /s/ Hugh C. McHaffie
                                                --------------------------------
                                         Name:  Hugh C. McHaffie
                                         Title: President
                                         Date:  September 2, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         By:    /s/ Hugh C. McHaffie
                                                --------------------------------
                                         Name:  Hugh C. McHaffie
                                         Title: President
                                         Date:  September 2, 2004


                                         By:    /s/ Peter H. Duffy
                                                --------------------------------
                                         Name:  Peter H. Duffy
                                         Title: Treasurer
                                         Date:  September 2, 2004

                                  EXHIBIT LIST

Exhibit 11(a)(2)(a):  Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 11(a)(2)(b):  Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 11(b):        Certification required by Rule 30a-2(b) under the Act.